FRANKLIN TEMPLETON INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403

November 4, 2009

Filed Via EDGAR (CIK #0000936373)
Securities and Exchange Commission
100 F Street NE
Washington DC 20549

RE:       FRANKLIN TEMPLETON MONEY FUND TRUST

File Nos.033-88924 and 811-08962

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 27, 2009.

Sincerely yours,

FRANKLIN TEMPLETON MONEY FUND TRUST

/s/ David P. Goss

Vice President

DPG/jg

cc:     Bruce G. Leto, Esq.